Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment
8. Property, plant and equipment

During the three and six months ended June 30, 2023, the Group acquired assets at a cost of £768,000 and £3,238,000, respectively  relating primarily to laboratory equipment.